Customer deposits - Schedule of customer deposits (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Deposits from customers [abstract]
Current accounts / Overnight deposits	€ 221,773	€ 260,350
Savings accounts	334,296	329,531
Time deposits	92,154	48,524
Other	2,053	2,395
Customer deposits	€ 650,276	€ 640,799